Note 12 - Long-Term Debt And Convertible Debentures	12 Months Ended
Dec. 31, 2011
Long-term Debt [Text Block]
12.	Long-term debt and convertible debentures

	December 31, 2011	December 31, 2010

Revolving credit facility	$180,057	$68,600
8.06% Senior Notes	-	14,284
6.40% Senior Notes	50,000	50,000
5.44% Senior Notes	80,000	100,000
Unamortized gain on settlement of interest rate swaps	386	563
Adjustment to senior notes resulting from interest rate swap	332	(377)
Capital leases maturing at various dates through 2013	2,337	2,530
Other long-term debt maturing at various dates up to and beyond 2016	3,303	5,140
	316,415	240,740
Less: current portion	216,373	39,249
Long-term debt - non-current	$100,042	$201,491
Convertible Debentures	77,000	77,000
	$177,042	$278,491

On September 6, 2007, the Company entered into an amended and restated credit agreement with a syndicate of banks to provide a $225,000 committed revolving credit facility with a five-year term ending September 7, 2012 (see note 25).  During the year ended December 31, 2011, the Company accessed an accordion feature within the credit agreement to expand the amount of the revolving credit facility by $50,000 to a total of $275,000.  The amended revolving credit facility bears interest at 0.75% to 1.30% over floating reference rates, depending on certain leverage ratios determined quarterly.  The weighted average interest rate for 2011 was 1.1% (2010 - 1.1%).  The revolving credit facility had $60,851 of available un-drawn credit as at December 31, 2011 ($120,389 was un-drawn at December 31, 2010).  As of December 31, 2011, letters of credit in the amount of $11,592 were outstanding ($13,511 as at December 31, 2010).  The revolving credit facility requires a commitment fee of 0.25% to 0.50% of the unused portion, depending on certain leverage ratios.

The Company has outstanding $50,000 of 6.40% fixed-rate Senior Notes (the “6.40% Notes”).  The 6.40% Notes have a final maturity of September 30, 2015 with four equal annual principal repayments commencing on September 30, 2012.  The Company also has outstanding $80,000 of 5.44% fixed-rate Senior Notes (the “5.44% Notes”).  The 5.44% Notes have a final maturity of April 1, 2015 with five equal annual principal repayments which began on April 1, 2011.

The Company has indemnified the holders of the 6.40% Notes and 5.44% Notes (collectively, the “Notes”) from all withholding tax that is or may become applicable to any payments made by the Company on the Notes.  The Company believes this exposure is not material as of December 31, 2011.

The revolving credit facility and the Notes rank equally in terms of seniority.  The Company has granted these lenders collateral including the following: an interest in all of the assets of the Company including the Company’s shares of its subsidiaries; an assignment of material contracts; and an assignment of the Company’s “call” rights with respect to shares of the subsidiaries held by non-controlling interests.

The covenants of the revolving credit facility and the Notes agreements require the Company to maintain certain ratios including leverage, fixed charge coverage, interest coverage and net worth.  The Company is prohibited from undertaking certain mergers, acquisitions and dispositions without prior approval.

The Company has issued and outstanding $77,000 principal amount of 6.50% Convertible Unsecured Subordinate Debentures (“Convertible Debentures”) with a maturity date of December 31, 2014.  At the holder’s option, the Convertible Debentures may be converted at any time prior to maturity into Subordinate Voting Shares based on an initial conversion rate of approximately 35.7143 common shares per $1,000 principal amount of Convertible Debentures (which represents an initial conversion price of $28.00 per share).  The Company may also, at its option, redeem the Convertible Debentures at any time on or after December 31, 2012.  Subject to specified conditions, the Company has the right to repay the outstanding principal amount of the Convertible Debentures, on maturity or redemption, through the issuance of Subordinate Voting Shares.  The Company also has the option to satisfy its obligation to pay interest through the issuance and sale of Subordinate Voting Shares.  The Convertible Debentures are unsecured and contain no financial ratio covenants.

The effective interest rate on the Company’s long-term debt and Convertible Debentures for the year ended December 31, 2011 was 4.8% (2010 - 5.8%).  The estimated aggregate amount of principal repayments on long-term debt required in each of the next five years ending December 31 and thereafter to meet the retirement provisions are as follows:

2012	$216,373
2013	33,841
2014	110,396
2015	32,525
2016 and thereafter	280